Fees Summary	Jun. 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 16,885,000
Previously Paid Amount	0.00
Total Fee Amount	2,331.82
Total Offset Amount	0.00
Net Fee	2,331.82
Narrative - Max Aggregate Offering Price	$ 16,885,000
Final Prospectus	true